UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond            British Isles                April 20, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        25

Form 13F Information Table Value Total:  $361,161.2
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number               Name

1.         28-11145                           Charlemagne Capital (IOM) Limited


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

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT  PRN CALL  DISCRETION     MGRS   SOLE     SHARED   NONE
--------------                 --------------   -----     --------   -------  --- ----  ----------     ----   ----     ------   ----
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105  21,257    445,363  SH       SHARED-DEFINED   1               445,363
CENTRAL EUROPEAN DIST CORP           COM        153435102  61,503  2,112,782  SH       SHARED-DEFINED   1             2,112,782
CENTRAL EUROPEAN DIST CORP           COM        153435102   6,313    216,859  SH            SOLE       NONE  216,859
CENTRAL EUROPEAN MEDIA ENTRP      CL A NEW      G20045202  20,796    235,114  SH       SHARED-DEFINED   1               235,114
CENTRAL EUROPEAN MEDIA ENTRP      CL A NEW      G20045202   3,695     41,772  SH            SOLE       NONE   41,772
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD    204412100  25,313    812,357  SH       SHARED-DEFINED   1               812,357
COMPANIA DE TELECOMUNICS CHI    SPON ADR NEW    204449300     746     80,159  SH       SHARED-DEFINED   1                80,159
ECI TELECOM LTD                      ORD        268258100   2,737    333,760  SH       SHARED-DEFINED   1               333,760
ENERSIS S A                     SPONSORED ADR   29274F104   3,871    238,004  SH       SHARED-DEFINED   1               238,004
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206  13,774    463,080  SH       SHARED-DEFINED   1               463,080
ICICI BK LTD                         ADR        45104G104   5,540    150,781  SH       SHARED-DEFINED   1               150,781
KOOKMIN BK NEW                  SPONSORED ADR   50049M109   4,098     45,425  SH       SHARED-DEFINED   1                45,425
MECHEL OAO                      SPONSORED ADR   583840103   5,017    151,200  SH       SHARED-DEFINED   1               151,200
MOBILE TELESYSTEMS OJSC         SPONSORED ADR   607409109  65,718  1,175,207  SH       SHARED-DEFINED   1             1,175,207
MOBILE TELESYSTEMS OJSC         SPONSORED ADR   607409109   8,573    153,313  SH            SOLE       NONE  153,313
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR   68370R109  67,727    715,067  SH       SHARED-DEFINED   1               715,067
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR   68370R109   9,635    101,716  SH            SOLE       NONE  101,716
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V101  22,978    257,727  SH       SHARED-DEFINED   1               257,727
POSCO                           SPONSORED ADR   693483109     429      4,126  SH       SHARED-DEFINED   1                 4,126
SANTANDER BANCORP                    COM        802809103   2,965     59,500  SH       SHARED-DEFINED   1                59,500
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR   874039100     654     60,838  SH       SHARED-DEFINED   1                60,838
TELECOMUNICACOES DE SAO PAUL  SPONSORED ADR PFD 87929A102     663     25,900  SH       SHARED-DEFINED   1                25,900
TENARIS S A                     SPONSORED ADR   88031M109   4,368     95,200  SH       SHARED-DEFINED   1                95,200
TEVA PHARMACEUTICAL INDS LTD         ADR        881624209  14,720    393,274  SH       SHARED-DEFINED   1               393,274
WIMM BILL DANN FOODS OJSC       SPONSORED ADR   97263M109   9,329    117,014  SH       SHARED-DEFINED   1               117,014


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